Leases (Details 1) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating cash flows for operating leases	$ 18,769	$ 18,946	$ 12,164
Financing cash flows for finance leases	547	749	856
Operating cash flows for finance leases	8,157	4,716	4,124
ROU assets obtained in exchange for lease liabilities	19,558	12,391	12,854
ROU assets obtained in exchange for lease liabilities		$ 3,660	$ 22,479
Weighted average remaining lease term	1 year 7 months 6 days
Weighted average discount rate	3.00%
Weighted average remaining lease term	2 years
Weighted average discount rate	4.80%